Other Income and Expenses - Summary of Wages and Salaries and Pension Scheme Contributions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of employee benefits expense [abstract]
Wages and salaries	¥ 41,473	¥ 29,798	¥ 19,245
Equity-settled share-based payment expenses	53,933	19,416
Pension scheme contributions	¥ 3,485	¥ 129	¥ 3,053